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C000250837
Account Value [Line Items]
Line Graph and Table Measure Name																																																			TCW AAA CLO ETF (ACLO)
Accumulated Value		$ 10,028	$ 10,000				$ 10,083				$ 10,148				$ 10,182				$ 10,206				$ 10,214				$ 10,309				$ 10,346				$ 10,405				$ 10,445				$ 10,490				$ 10,532
C000261351
Account Value [Line Items]
Line Graph and Table Measure Name																																																			TCW Core Plus Bond ETF (FIXT)
Accumulated Value						$ 10,000				$ 9,974				$ 9,951				$ 10,049				$ 10,078				$ 10,139				$ 10,161				$ 10,166				$ 10,275				$ 10,309				$ 10,303				$ 10,324				$ 10,278			$ 10,128			$ 10,132			$ 10,167			$ 10,200			$ 10,208			$ 10,263			$ 10,308			$ 10,294			$ 10,340			$ 10,397			$ 10,353			$ 10,359			$ 10,337			$ 10,345			$ 10,262			$ 10,221			$ 10,251			$ 10,201			$ 10,264			$ 10,255			$ 10,247			$ 10,310			$ 10,261			$ 10,243			$ 10,298			$ 10,435			$ 10,534			$ 10,550			$ 10,691			$ 10,709			$ 10,859			$ 10,969			$ 10,952			$ 11,136			$ 11,100			$ 11,145			$ 11,127			$ 11,141			$ 11,292			$ 11,439			$ 11,290			$ 11,500			$ 11,602			$ 11,725			$ 11,846			$ 11,861			$ 11,875			$ 11,857			$ 11,944			$ 11,990			$ 11,980			$ 11,903			$ 11,827			$ 11,884			$ 11,919			$ 11,930			$ 11,997			$ 11,987			$ 11,931			$ 11,865			$ 11,865			$ 11,850			$ 11,697			$ 11,599			$ 11,315			$ 11,055			$ 11,122			$ 10,965			$ 11,172			$ 10,931			$ 10,582		$ 10,513		$ 10,762		$ 10,752		$ 11,016		$ 10,773	$ 11,064	$ 11,123	$ 11,020	$ 10,930	$ 10,958	$ 10,953	$ 10,793	$ 10,705	$ 11,042	$ 11,346	$ 11,374	$ 11,233	$ 11,299	$ 11,087	$ 11,237	$ 11,351	$ 11,585	$ 11,734	$ 11,857	$ 11,629	$ 11,706	$ 11,595	$ 11,663	$ 11,864	$ 11,906	$ 12,016	$ 11,956	$ 12,105	$ 12,082	$ 12,247	$ 12,402	$ 12,473
C000255118
Account Value [Line Items]
Line Graph and Table Measure Name																																																			TCW Corporate Bond ETF (IGCB)
Accumulated Value					$ 10,000				$ 10,030				$ 10,214				$ 10,176				$ 10,072				$ 10,091				$ 10,278				$ 10,480				$ 10,491				$ 10,795				$ 10,873				$ 11,066				$ 11,378			$ 11,401			$ 11,794			$ 11,703			$ 11,764			$ 11,804			$ 11,819			$ 12,138			$ 12,309			$ 11,816			$ 12,372			$ 12,492			$ 12,707			$ 13,020			$ 12,905			$ 12,899			$ 12,879			$ 13,214			$ 13,281			$ 13,150			$ 12,947			$ 12,739			$ 12,860			$ 12,945			$ 13,162			$ 13,345			$ 13,310			$ 13,177			$ 13,200			$ 13,200			$ 13,169			$ 12,753			$ 12,505			$ 12,174			$ 11,535			$ 11,647			$ 11,317			$ 11,667			$ 11,310			$ 10,678			$ 10,546			$ 11,078			$ 11,021			$ 11,505			$ 11,106			$ 11,470			$ 11,530			$ 11,348			$ 11,359			$ 11,385			$ 11,319			$ 10,980			$ 10,761			$ 11,412			$ 11,945			$ 11,959			$ 11,744			$ 11,874			$ 11,530			$ 11,767			$ 11,873			$ 12,193			$ 12,421			$ 12,661			$ 12,311			$ 12,473			$ 12,198			$ 12,263			$ 12,539			$ 12,533			$ 12,621			$ 12,577		$ 12,809		$ 12,804		$ 12,929		$ 13,127		$ 13,172
C000250838
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																																																		TCW Flexible Income ETF (FLXR)
Accumulated Value				$ 10,000				$ 10,137				$ 10,291				$ 10,610				$ 11,024				$ 11,155				$ 11,358				$ 11,514				$ 11,519				$ 11,788				$ 11,841				$ 11,861				$ 11,934			$ 11,989			$ 12,180			$ 12,378			$ 12,142			$ 12,517			$ 12,696			$ 12,892			$ 12,992			$ 13,047			$ 13,084			$ 13,116			$ 13,345			$ 13,440			$ 13,523			$ 13,508			$ 13,457			$ 13,593			$ 13,640			$ 13,687			$ 13,763			$ 13,785			$ 13,802			$ 13,740			$ 13,696			$ 13,740			$ 13,574			$ 13,428			$ 13,181			$ 12,892			$ 12,864			$ 12,549			$ 12,887			$ 12,686			$ 12,200			$ 12,171			$ 12,527			$ 12,551			$ 12,963			$ 12,737			$ 13,016			$ 13,125			$ 13,002			$ 12,972			$ 13,097			$ 13,104			$ 12,904			$ 12,776			$ 13,273			$ 13,695			$ 13,760			$ 13,640			$ 13,785			$ 13,561			$ 13,780			$ 13,891			$ 14,262			$ 14,530			$ 14,718			$ 14,454			$ 14,611			$ 14,562			$ 14,690			$ 14,868			$ 14,909			$ 15,005			$ 15,070			$ 15,225			$ 15,294			$ 15,444			$ 15,527			$ 15,642
C000250839
Account Value [Line Items]
Line Graph and Table Measure Name																																																			TCW High Yield Bond ETF (HYBX)
Accumulated Value						10,000				9,938				9,810				9,813				9,861				9,968				10,112				10,147				10,200				10,353				10,473				10,515				10,506			10,478			10,601			10,674			10,782			10,821			10,912			11,003			11,043			11,118			11,140			11,198			11,221			11,244			11,267			11,290			11,224			11,195			11,263			11,278			11,293			11,363			11,434			11,480			11,378			11,388			11,267			11,687			11,808			11,931			12,053			12,025			12,282			12,362			12,462			12,504			12,566			12,570			12,729			12,772			12,795			11,863			12,487			12,849			12,912			13,411			13,491			13,370			13,431			13,834			14,005			14,025			14,045			13,984			14,107			14,148			14,292			14,354			14,437			14,458			14,395			14,270			14,489			14,151			13,984			13,903			13,431			13,502			12,770			13,461			13,236			12,655		12,960		13,245		13,220		13,650		13,400	13,583	13,674	13,536	13,675	13,838	13,885	13,744	13,602	14,149	14,627	14,675	14,699	14,820	14,625	14,797	14,920	15,149	15,379	15,585	15,491	15,618	15,551	15,742	15,842	15,703	15,706	15,978	16,246	16,313	16,446	16,510	16,536
C000250841
Account Value [Line Items]
Line Graph and Table Measure Name																																																			TCW Multisector Credit Income ETF (MUSE)
Accumulated Value		10,070	10,000				10,034				10,145				10,220				10,196				10,120				10,266				10,430				10,513				10,624				10,729				10,787
C000250842
Account Value [Line Items]
Line Graph and Table Measure Name																																																			TCW Senior Loan ETF (SLNZ)
Accumulated Value						10,000				9,968				9,940				9,910				9,858				10,003				10,103				10,164				10,185				10,288				10,328				10,399				10,450			10,468			10,551			10,581			10,622			10,632			10,652			10,695			10,706			10,773			10,774			10,807			10,873			10,886			10,931			11,011			11,012			11,027			11,076			11,094			11,089			11,164			11,204			11,266			11,273			11,202			10,985			11,225			11,371			11,361			11,512			11,490			11,547			11,640			11,615			11,660			11,632			11,696			11,808			11,861			11,754			10,774			11,154			11,476			11,533			11,711			11,831			11,876			11,860			12,062			12,197			12,305			12,345			12,338			12,395			12,439			12,459			12,443			12,501			12,571			12,580			12,551			12,626			12,625			12,560			12,537			12,550			12,247			11,958			12,181			12,349			12,080		12,139		12,265		12,305		12,594		12,650	12,695	12,826	12,810	13,041	13,195	13,311	13,421	13,435	13,605	13,795	13,895	14,016	14,165	14,270	14,423	14,479	14,594	14,677	14,739	14,846	14,968	15,049	15,142	15,178	15,174	15,200	15,368	15,472	15,564	15,596	15,670	15,730
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,158	10,000				9,992				10,045				10,266				10,270				10,310				10,236				10,394				10,366				10,490				10,605				10,671
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000				9,974				9,941				10,078				10,150				10,243				10,282				10,285				10,470				10,536				10,524				10,517				10,437			10,190			10,205			10,225			10,293			10,288			10,367			10,447			10,437			10,481			10,575			10,525			10,531			10,518			10,566			10,444			10,345			10,412			10,334			10,408			10,395			10,398			10,465			10,397			10,315			10,377			10,567			10,679			10,673			10,878			10,881			11,074			11,213			11,238			11,529			11,468			11,502			11,496			11,488			11,709			11,920			11,850			12,061			12,117			12,193			12,375			12,275			12,269			12,214			12,334			12,351			12,262			12,085			11,934			12,028			12,068			12,153			12,288			12,265			12,159			12,155			12,191			12,160			11,898			11,765			11,439			11,005			11,076			10,902			11,168			10,853			10,384		10,249		10,626		10,578		10,904		10,622	10,891	10,957	10,838	10,800	10,792	10,723	10,451	10,286	10,751	11,163	11,132	10,975	11,076	10,797	10,980	11,084	11,343	11,505	11,660	11,370	11,491	11,303	11,363	11,613	11,617	11,663	11,579	11,757	11,726	11,866	11,996	12,071
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000				10,002				10,067				10,002				9,923				9,982				10,165				10,273				10,267				10,465				10,467				10,653				10,787			10,811			11,091			11,032			11,065			11,059			11,052			11,264			11,467			11,400			11,602			11,656			11,730			11,905			11,809			11,802			11,750			11,865			11,881			11,796			11,626			11,480			11,571			11,609			11,691			11,821			11,799			11,697			11,693			11,728			11,698			11,446			11,318			11,004			10,586			10,655			10,487			10,744			10,440			9,989			9,860			10,222			10,176			10,489			10,218			10,477			10,541			10,426			10,389			10,382			10,315			10,053			9,895			10,343			10,739			10,709			10,558			10,655			10,386			10,562			10,662			10,911			11,068			11,216			10,938			11,054			10,873			10,931			11,171			11,175			11,219			11,139		11,310		11,280		11,415		11,540		11,612
TCW Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 10,000				$ 10,184				$ 10,292				$ 10,286				$ 10,483				$ 10,486				$ 10,672				$ 10,806				$ 10,830				$ 11,111				$ 11,051				$ 11,085				$ 11,079			$ 11,071			$ 11,284			$ 11,488			$ 11,420			$ 11,623			$ 11,677			$ 11,751			$ 11,926			$ 11,830			$ 11,823			$ 11,771			$ 11,886			$ 11,902			$ 11,817			$ 11,647			$ 11,501			$ 11,592			$ 11,630			$ 11,712			$ 11,842			$ 11,820			$ 11,718			$ 11,714			$ 11,749			$ 11,719			$ 11,466			$ 11,339			$ 11,024			$ 10,605			$ 10,674			$ 10,506			$ 10,763			$ 10,459			$ 10,007			$ 9,877			$ 10,240			$ 10,194			$ 10,508			$ 10,236			$ 10,496			$ 10,560			$ 10,445			$ 10,408			$ 10,400			$ 10,334			$ 10,071			$ 9,912			$ 10,361			$ 10,758			$ 10,728			$ 10,577			$ 10,674			$ 10,405			$ 10,581			$ 10,681			$ 10,931			$ 11,088			$ 11,236			$ 10,958			$ 11,074			$ 10,892			$ 10,950			$ 11,191			$ 11,195			$ 11,239			$ 11,159			$ 11,330			$ 11,301			$ 11,436			$ 11,560			$ 11,633
TCW Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Bloomberg U.S. Universal Bond Index
Accumulated Value						10,000				9,964				9,914				10,023				10,094				10,218				10,288				10,296				10,477				10,563				10,575				10,577				10,507			10,271			10,301			10,338			10,418			10,414			10,500			10,581			10,572			10,625			10,717			10,679			10,692			10,676			10,723			10,620			10,519			10,572			10,501			10,559			10,543			10,565			10,618			10,572			10,484			10,531			10,695			10,843			10,855			11,051			11,066			11,236			11,395			11,429			11,687			11,637			11,674			11,672			11,689			11,899			12,077			11,841			12,078			12,191			12,293			12,509			12,437			12,414			12,370			12,531			12,575			12,496			12,334			12,191			12,293			12,340			12,430			12,555			12,547			12,440			12,429			12,444			12,436			12,163			11,998			11,676			11,240			11,302			11,076			11,355			11,060			10,583		10,467		10,857		10,820		11,156		10,882	11,137	11,205	11,089	11,072	11,083	11,016	10,753	10,592	11,068	11,488	11,461	11,323	11,435	11,167	11,352	11,456	11,716	11,889	12,052	11,778	11,902	11,722	11,793	12,037	12,034	12,077	12,015	12,203	12,185	12,331	12,462	12,544
TCW Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Bloomberg U.S. Universal Bond Index
Accumulated Value		10,150	10,000				9,996				10,057				10,265				10,262				10,298				10,246				10,406				10,391				10,516				10,627				10,697
TCW Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Bloomberg U.S. Universal Bond Index
Accumulated Value						10,000				9,964				9,914				10,023				10,094				10,218				10,288				10,296				10,477				10,563				10,575				10,577				10,507			10,271			10,301			10,338			10,418			10,414			10,500			10,581			10,572			10,625			10,717			10,679			10,692			10,676			10,723			10,620			10,519			10,572			10,501			10,559			10,543			10,565			10,618			10,572			10,484			10,531			10,695			10,843			10,855			11,051			11,066			11,236			11,395			11,429			11,687			11,637			11,674			11,672			11,689			11,899			12,077			11,841			12,078			12,191			12,293			12,509			12,437			12,414			12,370			12,531			12,575			12,496			12,334			12,191			12,293			12,340			12,430			12,555			12,547			12,440			12,429			12,444			12,436			12,163			11,998			11,676			11,240			11,302			11,076			11,355			11,060			10,583		10,467		10,857		10,820		11,156		10,882	11,137	11,205	11,089	11,072	11,083	11,016	10,753	10,592	11,068	11,488	11,461	11,323	11,435	11,167	11,352	11,456	11,716	11,889	12,052	11,778	11,902	11,722	11,793	12,037	12,034	12,077	12,015	12,203	12,185	12,331	12,462	12,544
TCW Index: JPMorgan CLOIE AAA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			JPMorgan CLOIE AAA Index
Accumulated Value		10,023	10,000				10,074				10,137				10,166				10,183				10,215				10,290				10,347				10,395				10,444				10,494				10,533
TCW Index: Bloomberg Intermediate U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Bloomberg Intermediate U.S. Government/Credit Index
Accumulated Value						10,000				9,974				9,941				10,063				10,112				10,184				10,211				10,200				10,346				10,375				10,348				10,362				10,319			10,141			10,148			10,175			10,223			10,227			10,291			10,342			10,324			10,372			10,433			10,386			10,385			10,353			10,365			10,274			10,227			10,263			10,210			10,271			10,264			10,267			10,327			10,286			10,272			10,318			10,456			10,547			10,556			10,699			10,719			10,859			10,975			10,972			11,166			11,126			11,170			11,153			11,167			11,326			11,486			11,435			11,596			11,684			11,756			11,844			11,830			11,829			11,803			11,861			11,886			11,853			11,756			11,665			11,722			11,769			11,779			11,869			11,850			11,782			11,716			11,730			11,714			11,543			11,467			11,186			10,963			11,044			10,921			11,100			10,878			10,587		10,540		10,769		10,750		10,950		10,754	11,001	11,068	10,986	10,911	10,940	10,938	10,820	10,770	11,057	11,314	11,337	11,224	11,297	11,144	11,279	11,368	11,582	11,715	11,843	11,653	11,726	11,653	11,719	11,883	11,935	12,046	12,007	12,135	12,118	12,266	12,317	12,370
TCW Index: BBG U.S. Corporate Investment Grade Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			BBG U.S. Corporate Investment Grade Index
Accumulated Value					$ 10,000				$ 10,083				$ 10,133				$ 10,097				$ 9,949				$ 9,933				$ 10,079				$ 10,316				$ 10,338				$ 10,597				$ 10,655				$ 10,807				$ 11,072			$ 11,134			$ 11,484			$ 11,409			$ 11,478			$ 11,507			$ 11,544			$ 11,815			$ 11,973			$ 11,125			$ 11,708			$ 11,891			$ 12,124			$ 12,518			$ 12,346			$ 12,310			$ 12,288			$ 12,630			$ 12,685			$ 12,523			$ 12,307			$ 12,096			$ 12,230			$ 12,324			$ 12,525			$ 12,696			$ 12,658			$ 12,525			$ 12,556			$ 12,563			$ 12,553			$ 12,131			$ 11,888			$ 11,588			$ 10,955			$ 11,057			$ 10,747			$ 11,095			$ 10,770			$ 10,204			$ 10,098			$ 10,621			$ 10,575			$ 10,998			$ 10,649			$ 10,945			$ 11,029			$ 10,869			$ 10,914			$ 10,951			$ 10,866			$ 10,576			$ 10,378			$ 10,999			$ 11,476			$ 11,456			$ 11,284			$ 11,430			$ 11,139			$ 11,347			$ 11,420			$ 11,692			$ 11,876			$ 12,086			$ 11,793			$ 11,951			$ 11,719			$ 11,784			$ 12,024			$ 11,990			$ 11,986			$ 11,984		$ 12,208		$ 12,216		$ 12,340		$ 12,525		$ 12,573
TCW Index: Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																																																		Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Accumulated Value						10,000				9,779				9,533				9,380				9,433				9,853				10,238				10,302				10,396				10,678				10,901				10,974				11,016			10,964			11,166			11,328			11,493			11,467			11,599			11,700			11,716			11,846			11,841			11,947			11,998			11,968			12,004			12,076			11,973			11,901			11,978			11,975			12,023			12,154			12,244			12,312			12,115			12,011			11,754			12,285			12,489			12,607			12,786			12,634			12,922			12,995			13,047			13,094			13,130			13,173			13,437			13,440			13,251			11,732			12,263			12,799			12,921			13,523			13,653			13,513			13,580			14,117			14,383			14,431			14,484			14,507			14,664			14,707			14,903			14,959			15,037			15,036			15,009			14,861			15,140			14,727			14,576			14,410			13,899			13,931			12,992			13,759			13,442			12,909		13,244		13,531		13,447		13,959		13,781	13,927	14,067	13,938	14,171	14,367	14,409	14,236	14,069	14,707	15,255	15,254	15,299	15,480	15,334	15,503	15,649	15,954	16,214	16,476	16,387	16,576	16,505	16,730	16,843	16,671	16,667	16,947	17,259	17,337	17,553	17,696	17,724
TCW Index: FTSE U.S. High Yield Cash Pay Capped Custom Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			FTSE U.S. High Yield Cash Pay Capped Custom Index
Accumulated Value						10,000				9,757				9,485				9,316				9,368				9,790				10,186				10,260				10,369				10,627				10,855				10,925				10,954			10,920			11,126			11,265			11,416			11,388			11,509			11,607			11,610			11,744			11,730			11,833			11,883			11,861			11,898			11,992			11,877			11,805			11,873			11,883			11,929			12,054			12,136			12,207			12,013			11,906			11,630			12,173			12,366			12,487			12,655			12,480			12,779			12,829			12,866			12,896			12,924			12,990			13,261			13,256			13,026			11,499			11,892			12,474			12,560			13,169			13,303			13,177			13,238			13,740			14,003			14,041			14,077			14,126			14,274			14,310			14,486			14,531			14,611			14,622			14,595			14,439			14,724			14,342			14,203			14,096			13,615			13,624			12,705			13,475			13,172			12,627		13,026		13,230		13,149		13,653		13,483	13,622	13,776	13,653	13,875	14,077	14,117	13,967	13,769	14,408	14,931	14,945	14,990	15,166	15,029	15,191	15,337	15,638	15,890	16,150	16,072	16,244	16,183	16,421	16,523	16,339	16,342	16,630	16,927	17,004	17,210	17,345	17,382
TCW Index: 33% BBG Corp HY / 33% JPM EMBI GD / 33% Morningstar LSTA Leveraged Loan
Account Value [Line Items]
Line Graph and Table Measure Name																																																			33% BBG Corp HY / 33% JPM EMBI GD / 33% Morningstar LSTA Leveraged Loan
Accumulated Value		$ 10,087	$ 10,000				$ 10,045				$ 10,162				$ 10,242				$ 10,170				$ 10,160				$ 10,307				$ 10,481				$ 10,572				$ 10,689				$ 10,797				$ 10,887
TCW Index: Morningstar LSTA Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																			Morningstar LSTA Leveraged Loan Index
Accumulated Value						$ 10,000				$ 9,912				$ 9,808				$ 9,744				$ 9,693				$ 9,960				$ 10,158				$ 10,248				$ 10,250				$ 10,397				$ 10,475				$ 10,566				$ 10,653			$ 10,681			$ 10,805			$ 10,865			$ 10,920			$ 10,928			$ 10,976			$ 11,016			$ 11,011			$ 11,087			$ 11,082			$ 11,126			$ 11,192			$ 11,205			$ 11,250			$ 11,358			$ 11,380			$ 11,412			$ 11,460			$ 11,479			$ 11,492			$ 11,577			$ 11,624			$ 11,704			$ 11,700			$ 11,594			$ 11,299			$ 11,587			$ 11,771			$ 11,751			$ 11,945			$ 11,919			$ 11,948			$ 12,044			$ 12,011			$ 12,067			$ 12,012			$ 12,083			$ 12,276			$ 12,344			$ 12,181			$ 10,674			$ 11,155			$ 11,578			$ 11,710			$ 11,939			$ 12,118			$ 12,194			$ 12,219			$ 12,491			$ 12,659			$ 12,810			$ 12,885			$ 12,885			$ 12,951			$ 13,026			$ 13,074			$ 13,073			$ 13,135			$ 13,219			$ 13,254			$ 13,233			$ 13,318			$ 13,366			$ 13,298			$ 13,304			$ 13,333			$ 12,992			$ 12,711			$ 12,984			$ 13,177			$ 12,877		$ 13,005		$ 13,161		$ 13,215		$ 13,568		$ 13,646	$ 13,642	$ 13,785	$ 13,760	$ 14,071	$ 14,252	$ 14,419	$ 14,558	$ 14,555	$ 14,733	$ 14,976	$ 15,077	$ 15,214	$ 15,343	$ 15,436	$ 15,581	$ 15,635	$ 15,742	$ 15,842	$ 15,955	$ 16,092	$ 16,225	$ 16,317	$ 16,429	$ 16,447	$ 16,395	$ 16,386	$ 16,641	$ 16,775	$ 16,922	$ 16,997	$ 17,072	$ 17,109

[1]	For periods before June 24, 2024, reflects the performance of Class I shares of the predecessor mutual fund, the Metropolitan West Flexible Income Fund, which had substantially similar objectives, strategies and policies but was subject to different expenses, which would have produced different results.
[2]	Benchmark changed to the Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap Index effective 11/18/24. Prior to 11/18/24, the benchmark was the FTSE U.S. High Yield Cash Pay Capped Custom Index, also shown here.